Lease Commitment and Total Rental Expense	12 Months Ended
Dec. 31, 2014
Lease Commitment and Total Rental Expense

Note 14. Lease Commitment and Total Rental Expense

The Company has operating leases under non-cancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending December 31,	Amounts
2015	$523,406
2016	448,922
2017	414,122
2018	414,122
2019	414,122

$2,214,694

The total rental expense included in the income statements for the years ended December 31, 2014, 2013 and 2012 is $104,384, $150,333 and $177,416, respectively.